TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Balance at the beginning of year	$ 11,635	¥ 81,000	¥ 41,358
Additions based on tax positions related to the current year	3,050	21,238	30,043
Additions related to prior year tax position	79	548	9,676
Reversal related to prior year tax position	(404)	(2,810)	0
Decrease relating to expiration of applicable statute of limitation	(199)	(1,386)	(920)
Foreign currency translation	57	394	843
Balance at the end of year	$ 14,218	¥ 98,984	¥ 81,000